Acquired Intangible Assets	12 Months Ended
Dec. 31, 2012
Acquired Intangible Assets
9.	ACQUIRED INTANGIBLE ASSETS

Acquired intangible assets, net consisted of the following:

	December 31, 2011				December 31, 2012
	Gross carrying amount	Accumulated amortization	Impairment loss	Net carrying amount	Gross carrying amount	Accumulated amortization	Impairment loss	Net carrying amount

Intangible assets with definite life:
- Software license	$3,056	$(2,828)	$—	$228	$10,742	$(4,774)	$(2,107)	$3,861
- Certification of internet content provider	15	(9)	—	6	—	—	—	—
- Customer base	680	(257)	—	423	680	(393)	(287)	—
- Contract backlog	20	(20)	—	—	20	(20)	—	—
- Trade name and domain name	—	—	—	—	1,670	—	(1,470)	200

	3,771	(3,114)	—	657	13,112	(5,187)	(3,864)	4,061

Intangible assets with indefinite life:
- Trade name and domain name	1,670	—	—	1,670	—	—	—	—

	$5,441	$(3,114)	$—	$2,327	$13,112	$(5,187)	$(3,864)	$4,061

The Group recorded amortization expenses of $616, $486 and $2,140 for the years ended December 31, 2010, 2011 and 2012, respectively.

The Group recorded impairment losses of $nil, $nil and $3,833 for the years ended December 31, 2010, 2011 and 2012 respectively. Based on the actual and expected operating results of the ODP reporting unit, the Group recorded an impairment loss of $2,107 for software licenses. Similarly, $287 and $1,470 of impairment expense was recorded for the brand name phone sales reporting unit’s customer base and trade name and domain name intangible assets, respectively, because of the Group’s plan to shift its production capacity from the “QiGi” brand, to which these intangible assets relate, to the Group’s self-developed “Tecface” brand, which result in the Group’s reassessment of the estimated economics life of QIGI’s trade name and domain name. The impairment losses were measured as the excess of the carrying amount of the intangible assets over the net present value of the expected future cash flows derived from the respective intangible asset.

The future amortization expenses for the net carrying amount of intangible assets with definite lives as of December 31, 2012 were as follows:

Year 2013	$1,814
Year 2014	1,700
Year 2015	497
Year 2016	50

$4,061